Revenue - Schedule of Revenue (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Copper-gold concentrate
REVENUE	$ 110,156	$ 78,062
Copper [Member]
Copper-gold concentrate
REVENUE	37,596
Gold [Member]
Copper-gold concentrate
REVENUE	13,172
Silver [Member]
Copper-gold concentrate
REVENUE	752
Coal [Member]
Copper-gold concentrate
REVENUE	$ 58,636	$ 78,062